Organization and Business	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization and Business
Organization and Business

1. Organization and Business

        Midstates Petroleum Company, Inc., through its wholly owned subsidiary Midstates Petroleum Company LLC, engages in the business of drilling for, and production of, oil, natural gas liquids ("NGLs") and natural gas. Midstates Petroleum Company, Inc. was incorporated pursuant to the laws of the State of Delaware on October 25, 2011 to become a holding company for Midstates Petroleum Company LLC ("Midstates Sub"), which was previously a wholly owned subsidiary of Midstates Petroleum Holdings LLC ("Holdings LLC"). The terms "Company," "we," "us," "our," and similar terms refer to Midstates Petroleum Company, Inc. and its subsidiary, unless the context indicates otherwise.

        The Company has oil and gas operations and properties in Oklahoma, Texas and Louisiana. The Company operated oil and natural gas properties as one reportable segment engaged in the exploration, development and production of oil, natural gas liquids and natural gas. The Company's management evaluates performance based on one reportable segment as all our operations are located in the United States and therefore we maintain one cost center.

1. Organization and Business

        Midstates Petroleum Company, Inc., through its wholly-owned subsidiary Midstates Petroleum Company LLC, engages in the business of drilling for, and production of, oil, natural gas liquids ("NGL") and natural gas. Midstates Petroleum Company, Inc. was incorporated pursuant to the laws of the State of Delaware on October 25, 2011 to become a holding company for Midstates Petroleum Company LLC ("Midstates Sub"), which was previously a wholly-owned subsidiary of Midstates Petroleum Holdings LLC ("Holdings LLC"). Pursuant to the terms of a corporate reorganization that was completed in connection with the closing of Midstates Petroleum Company, Inc.'s initial public offering, all of the interests in Midstates Petroleum Holdings LLC were exchanged for newly issued common shares of Midstates Petroleum Company, Inc., and as a result, Midstates Petroleum Company LLC became a wholly-owned subsidiary of Midstates Petroleum Company, Inc. and Midstates Petroleum Holdings LLC ceased to exist as a separate entity. The terms "Company," "we," "us," "our," and similar terms when used in the present tense, prospectively or for historical periods since April 25, 2012, refer to Midstates Petroleum Company, Inc. and its subsidiary, and for historical periods prior to April 25, 2012, refer to Midstates Petroleum Holdings LLC and its subsidiary, unless the context indicates otherwise. The term "Holdings LLC" refers solely to Midstates Petroleum Holdings LLC prior to the corporate reorganization.

        On April 25, 2012, the Company completed its initial public offering of common stock pursuant to a registration statement on Form S-1 (File 333-177966), as amended and declared effective by the SEC on April 19, 2012. Pursuant to the registration statement, the Company registered the offer and sale of 2,760,000 shares of $0.01 par value common stock, which included 600,000 shares of stock sold by the selling shareholders and 360,000 shares of common stock sold by the selling shareholders pursuant to an option granted to the underwriters to cover over-allotments. The Company's sale of the shares in its initial public offering closed on April 25, 2012 and its initial public offering terminated upon completion of the closing.

        The proceeds of the Company's initial public offering, based on the public offering price of $130.00 per share, were approximately $358.8 million. After subtracting underwriting discounts and commissions of $21.5 million and the net proceeds to the selling stockholders of $117.3 million, the Company received net proceeds of approximately $220.0 million from the registration and sale of 1,800,000 common shares (or $213.6 million net of offering expenses paid directly by the Company). The Company used $67.1 million of the net proceeds to redeem convertible preferred units in Holdings LLC, including interest and other charges, and $99.0 million to pay down a portion of the borrowings under its revolving credit facility. The Company used the remaining $47.5 million to fund the execution of its growth strategy through its drilling program. The Company did not receive any of the proceeds from the sale of the 960,000 shares by the selling stockholders. Immediately after the initial public offering and exercise of the over-allotment option granted to the underwriters, First Reserve Midstates Interholding LP and its affiliates owned approximately 41.4% of the Company's outstanding common stock.

        On October 1, 2012, the Company closed on the acquisition of all of Eagle Energy Production, LLC's producing properties as well as its developed and undeveloped acreage primarily in the Mississippian Lime liquids play in Oklahoma and Kansas for $325 million in cash and 325,000 shares of the Company's Series A Preferred Stock with an initial liquidation preference value of $1,000 per share (the "Eagle Property Acquisition"). The Company funded the cash portion of the Eagle Property Acquisition purchase price with a portion of the net proceeds from the private placement of $600 million in aggregate principal amount of 10.75% senior unsecured notes due 2020, which also closed on October 1, 2012 ("2020 Senior Notes").

        On May 31, 2013, the Company closed on the acquisition of producing properties and undeveloped acreage in the Anadarko Basin in Texas and Oklahoma from Panther Energy Company, LLC and its partners for approximately $618 million in cash (the "Anadarko Basin Acquisition"), before customary post-closing adjustments. The Company funded the purchase price with a portion of the net proceeds from the private placement of $700 million in aggregate principal amount of 9.25% senior unsecured notes due 2021, which also closed on May 31, 2013 ("2021 Senior Notes").

        On March 5, 2014, the Company executed a Purchase and Sale Agreement ("PSA") to sell all of its ownership interest in developed and undeveloped acreage in the Pine Prairie field area of Evangeline Parish, Louisiana to a private buyer for net proceeds of $147.7 million in cash (the "Pine Prairie Disposition"). Acreage subject to the transaction did not include acreage and production in the western part of Louisiana in Beauregard or Calcasieu Parishes or other undeveloped acreage held outside the Pine Prairie field. The sale closed on May 1, 2014.

        At December 31, 2014, the Company has oil and gas operations and properties in Oklahoma, Texas and Louisiana and operated the oil and natural gas properties as one reportable segment engaged in the exploration, development and production of oil, natural gas liquids and natural gas. The Company's management evaluated performance based on one reportable segment as there were not significantly different economic or operational environments within its oil and natural gas properties.

        All pro forma and per share information presented in the accompanying consolidated financial statements have been adjusted to reflect the effects of the Company's initial public offering.